UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Government Money Market Fund

January 31, 2018

ZGY-QTLY-0318
1.9881597.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 6.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bills
4/19/18 to 7/5/18	1.25 to 1.59%	$500,000	$497,458
U.S. Treasury Notes
3/31/18	1.36	100,000	100,234
TOTAL U.S. TREASURY DEBT
(Cost $597,692)			597,692

U.S. Government Agency Debt - 44.6%
Federal Agencies - 44.6%
Federal Farm Credit Bank
5/25/18	1.65 (b)(c)	100,000	100,077
Federal Home Loan Bank
2/9/18 to 1/18/19	1.02 to 1.50 (b)	4,100,000	4,099,886
Freddie Mac
6/13/18	1.46	100,000	101,211
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,301,174)			4,301,174

U.S. Government Agency Repurchase Agreement - 20.9%
	Maturity Amount	Value
In a joint trading account at 1.36% dated 1/31/18 due 2/1/18 (Collateralized by U.S. Government Obligations) #	$515,019	$515,000
With:
BNP Paribas, S.A. at:
1.3%, dated 11/20/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,153, 0.00% - 6.63%, 4/30/19 - 2/1/48)	100,318	100,000
1.4%, dated 1/29/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $102,036, 4.00% - 4.50%, 2/15/36 - 7/1/47)	100,229	100,000
Nomura Securities International, Inc. at 1.33%, dated 1/30/18 due 2/6/18 (Collateralized by U.S. Government Obligations valued at $510,090, 3.00% - 4.67%, 5/15/18 - 1/20/65)	500,129	500,000
RBC Capital Markets Corp. at 1.3%, dated 12/5/17 due 2/6/18 (Collateralized by U.S. Government Obligations valued at $102,214, 2.50% - 6.00%, 1/1/32 - 1/20/48)	100,228	100,000
RBC Dominion Securities at 1.35%, dated 1/17/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,065, 1.13% - 5.50%, 9/30/19 - 2/1/48)	100,113	100,000
RBC Financial Group at:
1.32%, dated 12/4/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $103,066, 2.50% - 6.50%, 10/1/27 - 1/1/57)	100,334	100,000
1.38%, dated 1/18/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $103,008, 3.00% - 4.00%, 10/1/27 - 12/20/47)	100,230	100,000
1.48%, dated 1/30/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $102,319, 2.50% - 4.50%, 10/1/27 - 12/20/47)	100,370	100,000
Societe Generale at 1.35%, dated:
1/9/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,248, 0.00% - 6.00%, 5/15/18 - 2/15/40)	200,255	200,000
1/12/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,077, 0.13% - 3.88%, 5/15/18 - 8/15/46)	100,120	100,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,015,000)		2,015,000

U.S. Treasury Repurchase Agreement - 28.0%
With:
BMO Harris Bank NA at 1.36%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,157, 1.00% - 3.63%, 3/15/18 - 5/15/44)	100,219	100,000
BNP Paribas, S.A. at 1.36%, dated:
1/11/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,124, 0.00% - 2.88%, 5/24/18 - 8/15/47)	100,238	100,000
1/22/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,115, 0.88% - 1.14%, 10/15/18 - 4/30/19)	100,223	100,000
Lloyds Bank PLC at 1.41%, dated 12/15/17 due 3/15/18 (Collateralized by U.S. Treasury Obligations valued at $103,590, 2.13% - 6.75%, 8/15/21 - 8/15/26)	100,353	100,000
Mizuho Securities U.S.A., Inc. at 1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,034,309, 0.75%, 3/31/18)	1,000,038	1,000,000
Natixis SA at 1.32%, dated 1/23/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $510,270, 0.00% - 2.63%, 4/26/18 - 5/15/24)	500,568	500,000
Nomura Securities International, Inc. at 1.36%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $510,043, 2.00% - 6.50%, 11/15/18 - 11/15/26)	500,132	500,000
Norinchukin Bank at:
1.33%, dated 11/15/17 due 2/13/18 (Collateralized by U.S. Treasury Obligations valued at $104,280, 2.00%, 11/15/26)	100,333	100,000
1.35%, dated 11/22/17 due 2/22/18 (Collateralized by U.S. Treasury Obligations valued at $104,280, 2.00%, 11/15/26)	100,345	100,000
1.41%, dated 12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $104,280, 2.00%, 11/15/26)	100,353	100,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,700,000)		2,700,000
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $9,613,866)		9,613,866
NET OTHER ASSETS (LIABILITIES) - 0.3%		31,051
NET ASSETS - 100%		$9,644,917

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$515,000 due 2/01/18 at 1.36%
BNP Paribas, S.A.	$6,999
BNY Mellon Capital Markets LLC	9,332
Bank of America NA	108,856
Citibank NA	46,659
HSBC Securities (USA), Inc.	111,515
ING Financial Markets LLC	1,633
J.P. Morgan Securities, Inc.	74,655
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,329
Mizuho Securities USA, Inc.	60,704
RBC Dominion Securities, Inc.	9,913
Wells Fargo Securities LLC	54,405
$515,000

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Money Market Fund

January 31, 2018

SPU-QTLY-0318
1.813060.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 14.7%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 14.7%
U.S. Treasury Bills
2/8/18 to 8/2/18	1.13 to 1.64%	$13,591,117,500	$13,527,653,684
U.S. Treasury Notes
2/15/18 to 10/31/19	1.14 to 1.61 (b)	1,593,900,000	1,594,121,660
TOTAL U.S. TREASURY DEBT
(Cost $15,121,775,344)			15,121,775,344

U.S. Government Agency Debt - 54.6%
Federal Agencies - 54.6%
Federal Farm Credit Bank
6/11/18 to 7/9/18	1.60 to 1.61 (b)(c)	187,000,000	187,142,419
Federal Home Loan Bank
2/1/18 to 7/11/19	1.02 to 1.59 (b)	55,658,950,000	55,635,840,842
Freddie Mac
4/4/18 to 5/11/18	1.29 to 1.47	441,000,000	440,023,103
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $56,263,006,364)			56,263,006,364

U.S. Government Agency Repurchase Agreement - 14.8%
	Maturity Amount	Value
In a joint trading account at:
1.35% dated 1/31/18 due 2/1/18 (Collateralized by U.S. Government Obligations) #	$54,276,037	$54,274,000
1.36% dated 1/31/18 due 2/1/18 (Collateralized by U.S. Government Obligations) #	3,187,210,553	3,187,090,000
With:
Barclays Capital, Inc. at:
1.32%, dated 1/29/18 due 2/5/18 (Collateralized by U.S. Government Obligations valued at $150,976,606, 3.50%, 10/1/47)	148,037,987	148,000,000
1.33%, dated 1/25/18 due 2/1/18 (Collateralized by U.S. Government Obligations valued at $307,099,399, 3.25% - 4.00%, 5/1/37 - 12/1/47)	301,077,842	301,000,000
1.37%, dated 1/24/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $152,026,270, 3.50%, 10/1/47)	149,317,536	149,000,000
BMO Capital Markets Corp. at 1.33%, dated 1/22/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $58,161,480, 0.00% - 4.00%, 2/13/18 - 12/1/47)	57,065,281	57,000,000
BMO Harris Bank NA at:
1.26%, dated 11/13/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $113,537,016, 2.50% - 5.50%, 5/1/24 - 1/1/48)	111,357,420	111,000,000
1.33%, dated 1/22/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $58,164,596, 0.13% - 4.50%, 7/15/18 - 6/20/46)	57,065,281	57,000,000
BNP Paribas, S.A. at:
1.3%, dated 11/20/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $76,204,828, 0.00% - 7.00%, 1/15/26 - 2/1/48)	74,134,838	73,900,000
1.32%, dated 12/1/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $147,321,025, 0.00% - 5.00%, 11/15/18 - 2/1/48)	144,475,200	144,000,000
1.35%, dated 1/30/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $151,059,923, 0.00% - 7.50%, 3/1/18 - 2/15/58)	148,166,500	148,000,000
1.37%, dated 1/18/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $75,615,543, 0.88% - 7.00%, 10/15/18 - 9/20/62)	74,171,783	74,000,000
1.4%, dated 1/29/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $75,488,820, 0.00% - 4.50%, 5/15/23 - 4/1/47)	74,169,789	74,000,000
Citibank NA at 1.32%, dated 1/30/18 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $450,157,939, 0.00% - 7.13%, 4/19/18 - 11/15/52)	441,113,190	441,000,000
HSBC Securities, Inc. at 1.32%, dated 1/29/18 due 2/5/18 (Collateralized by U.S. Government Obligations valued at $452,914,776, 3.50% - 5.00%, 10/1/31 - 11/1/47)	444,113,960	444,000,000
ING Financial Markets LLC at:
1.32%, dated 11/15/17 due 2/14/18 (Collateralized by U.S. Government Obligations valued at $150,369,552, 3.50% - 4.00%, 7/25/39 - 9/1/47)	147,490,490	147,000,000
1.37%, dated:
12/27/17 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $268,630,031, 3.00% - 4.00%, 1/1/38 - 9/1/46)	263,860,741	263,000,000
12/28/17 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $89,880,201, 3.75%, 3/27/19)	88,301,400	88,000,000
12/29/17 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $169,539,082, 4.50%, 1/1/48)	166,568,550	166,000,000
1/5/18 due 2/12/18 (Collateralized by U.S. Government Obligations valued at $139,883,970, 3.50% - 4.00%, 7/25/39 - 9/1/47)	137,198,117	137,000,000
1.41%, dated 1/12/18 due 3/7/18
(Collateralized by U.S. Treasury Obligations valued at $61,248,008, 0.63% - 2.25%, 4/30/18 - 11/15/24)	60,220,900	60,000,000
(Collateralized by U.S. Government Obligations valued at $152,099,976, 4.00%, 7/25/39 - 11/1/47)	149,531,061	149,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.33%, dated 12/14/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $443,481,374, 0.00% - 4.00%, 11/1/30 - 2/1/48)	434,994,101	434,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.33%, dated 1/26/18 due 2/2/18 (Collateralized by U.S. Government Obligations valued at $154,054,141, 0.00% - 6.00%, 8/1/19 - 2/1/48)	151,039,050	151,000,000
1.37%, dated 1/8/18 due 3/9/18 (Collateralized by U.S. Government Obligations valued at $189,893,278, 0.00% - 7.50%, 3/1/19 - 1/20/48)	186,205,272	186,000,000
1.38%, dated:
1/23/18 due 3/23/18 (Collateralized by U.S. Government Obligations valued at $258,149,031, 2.00% - 6.00%, 3/1/19 - 2/1/48)	253,572,202	253,000,000
1/24/18 due 3/27/18 (Collateralized by U.S. Government Obligations valued at $212,225,062, 0.00% - 5.00%, 10/15/20 - 1/1/48)	208,494,347	208,000,000
1/26/18 due 3/28/18 (Collateralized by U.S. Government Obligations valued at $41,829,619, 0.00% - 4.50%, 10/15/20 - 1/20/48)	41,095,872	41,000,000
1.39%, dated 1/31/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $194,827,522, 0.00% - 5.37%, 8/1/19 - 1/1/48)	191,449,858	191,000,000
Nomura Securities International, Inc. at 1.33%, dated 1/30/18 due 2/6/18 (Collateralized by U.S. Government Obligations valued at $1,546,434,341, 0.00% - 9.50%, 2/15/18 - 8/20/67)	1,516,392,054	1,516,000,000
RBC Capital Markets Corp. at 1.3%, dated 12/5/17 due 2/6/18 (Collateralized by U.S. Government Obligations valued at $207,493,676, 2.50% - 7.00%, 6/1/20 - 2/1/48)	203,461,825	203,000,000
RBC Dominion Securities at:
1.28%, dated 11/29/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $150,281,198, 0.75% - 5.50%, 3/31/19 - 2/1/48)	147,365,867	147,000,000
1.33%, dated:
12/20/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $74,638,767, 1.00% - 5.50%, 3/31/19 - 8/15/47)	73,156,423	73,000,000
1/22/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $106,119,193, 1.13% - 5.50%, 3/31/19 - 10/20/46)	104,115,267	104,000,000
1.34%, dated:
1/12/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $152,093,142, 1.13% - 5.50%, 3/31/19 - 2/1/48)	149,171,929	149,000,000
1/19/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $152,053,541, 1.38% - 5.50%, 3/31/19 - 2/1/48)	149,177,476	149,000,000
1/24/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $60,197,925, 1.13% - 5.50%, 3/31/19 - 12/20/47)	59,072,472	59,000,000
1.35%, dated 1/17/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $152,065,490, 1.13% - 5.50%, 3/31/19 - 2/1/48)	149,167,625	149,000,000
1.46%, dated 1/25/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $121,651,546, 1.13% - 5.50%, 3/31/19 - 2/1/48)	119,405,393	119,000,000
RBC Financial Group at:
1.31%, dated 12/1/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $79,188,964, 2.10% - 6.50%, 4/1/26 - 1/1/57)	77,252,175	77,000,000
1.32%, dated 12/4/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $147,197,750, 2.10% - 4.50%, 11/1/25 - 1/1/57)	144,480,480	144,000,000
1.33%, dated 12/11/17 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $149,206,092, 2.79% - 4.50%, 5/1/25 - 1/1/57)	146,474,662	146,000,000
1.34%, dated 1/12/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $106,158,971, 2.10% - 4.50%, 4/1/26 - 1/1/57)	104,120,004	104,000,000
1.35%, dated:
1/16/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $113,370,818, 2.51% - 4.50%, 11/1/25 - 1/1/57)	111,124,875	111,000,000
1/17/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $152,354,285, 2.10% - 4.50%, 1/1/27 - 1/1/57)	149,167,625	149,000,000
1.38%, dated:
1/18/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $106,156,782, 2.10% - 6.98%, 11/1/25 - 1/1/57)	104,239,200	104,000,000
1/19/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $126,543,029, 2.23% - 4.50%, 2/1/26 - 1/1/57)	124,285,200	124,000,000
1.48%, dated:
1/29/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $196,888,040, 2.10% - 6.98%, 11/1/25 - 1/1/57)	193,722,034	193,000,000
1/30/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $37,743,104, 3.00% - 4.50%, 1/1/27 - 1/1/57)	37,136,900	37,000,000
Societe Generale at:
1.35%, dated:
1/9/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $303,242,721, 0.00% - 2.75%, 5/15/18 - 8/15/25)	297,378,675	297,000,000
1/12/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $576,767,238, 0.00% - 3.13%, 5/15/18 - 2/15/46)	565,678,000	565,000,000
1.37%, dated 1/4/18 due 2/5/18 (Collateralized by U.S. Government Obligations valued at $448,538,367, 0.00% - 5.50%, 2/15/18 - 11/20/47)	438,533,387	438,000,000
1.47%, dated 1/31/18 due 4/9/18 (Collateralized by U.S. Treasury Obligations valued at $105,065,766, 0.00% - 6.00%, 5/15/18 - 2/15/46)	103,285,997	103,000,000
Sumitomo Mitsui Banking Corp. at 1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Government Obligations valued at $1,200,585,354, 3.00% - 3.50%, 12/20/43 - 2/20/46)	1,177,044,464	1,177,000,000
Sumitomo Mitsui Trust Bank Ltd. at 1.42%, dated:
1/4/18 due:
2/2/18 (Collateralized by U.S. Government Obligations valued at $123,680,197, 2.00% - 3.00%, 1/15/21 - 11/20/46)	121,138,411	121,000,000
2/6/18 (Collateralized by U.S. Government Obligations valued at $127,761,827, 2.00% - 3.00%, 1/15/21 - 11/20/46)	125,162,708	125,000,000
1/11/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $238,024,467, 2.00% - 3.00%, 1/15/21 - 8/20/46)	233,367,622	233,000,000
1/25/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $101,549,117, 2.00% - 4.00%, 1/15/21 - 9/20/47)	99,653,064	99,500,000
1/26/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $124,628,283, 2.00% - 3.00%, 1/15/21 - 6/20/46)	122,168,428	122,000,000
1/30/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $128,703,898, 2.00% - 3.00%, 1/15/21 - 6/20/46)	126,173,950	126,000,000
2/2/18 due 2/7/18(d)	125,172,569	125,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $15,325,764,000)		15,325,764,000

U.S. Treasury Repurchase Agreement - 18.5%
With:
BMO Harris Bank NA at:
1.19%, dated 11/6/17 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $137,555,347, 1.75% - 3.88%, 5/15/18 - 2/15/45)	133,404,468	133,000,000
1.25%, dated:
11/14/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,632,697, 1.38% - 3.88%, 5/15/18 - 8/15/40)	133,420,243	133,000,000
11/15/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,313,718, 1.38% - 3.88%, 5/15/18 - 11/15/26)	133,397,153	133,000,000
1.26%, dated 11/17/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,128,879, 1.38% - 3.88%, 5/15/18 - 11/15/43)	66,191,730	66,000,000
1.27%, dated 11/17/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,130,923, 1.38% - 3.88%, 5/15/18 - 11/15/43)	66,204,893	66,000,000
1.3%, dated 11/27/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,308,750, 2.13% - 3.88%, 5/15/18 - 11/15/44)	133,384,222	133,000,000
1.31%, dated:
11/27/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $82,162,819, 0.00% - 7.88%, 3/31/18 - 2/15/47)	80,256,178	80,000,000
1/9/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,178,322, 2.13% - 3.88%, 5/15/18 - 5/15/27)	134,151,159	134,000,000
1.36%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,916,265, 1.00% - 3.63%, 6/30/19 - 11/15/46)	134,293,609	134,000,000
1.38%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $69,595,535, 2.00%, 11/15/21)	68,153,793	68,000,000
1.42%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $69,970,503, 2.13%, 8/15/21)	68,193,120	68,000,000
1.45%, dated:
1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $140,371,425, 3.88%, 5/15/18)	136,471,089	136,000,000
1/29/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,519,918, 2.00% - 3.88%, 5/15/18 - 2/15/22)	268,798,789	268,000,000
1.46%, dated 1/22/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,221,705, 2.13%, 8/15/21)	134,499,969	134,000,000
BNP Paribas, S.A. at:
1.29%, dated 11/28/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $134,954,201, 0.00% - 8.75%, 4/5/18 - 11/15/46)	132,340,560	132,000,000
1.31%, dated:
11/30/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $404,846,075, 0.00% - 7.50%, 3/1/18 - 2/15/45)	397,224,850	396,000,000
12/1/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $133,568,667, 1.14% - 8.75%, 7/31/18 - 8/15/47)	130,425,750	130,000,000
1.34%, dated:
12/15/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $266,909,561, 0.00% - 9.13%, 2/8/18 - 2/15/45)	261,874,350	261,000,000
12/18/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $134,992,072, 0.00% - 5.50%, 2/8/18 - 5/15/43)	132,447,113	132,000,000
1/2/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $271,623,146, 0.00% - 4.50%, 2/8/18 - 8/15/46)	266,297,033	266,000,000
1/9/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $343,901,266, 0.00% - 8.75%, 3/1/18 - 5/15/47)	335,773,106	335,000,000
1/10/18 due 2/7/18
(Collateralized by U.S. Treasury Obligations valued at $274,857,889, 0.00% - 8.75%, 3/1/18 - 2/15/45)	269,620,792	269,000,000
(Collateralized by U.S. Treasury Obligations valued at $273,585,864, 0.00% - 7.63%, 3/1/18 - 8/15/47)	268,628,460	268,000,000
1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $135,991,523, 0.00% - 4.50%, 2/15/18 - 2/15/45)	133,148,517	133,000,000
1.35%, dated:
1/4/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $409,704,874, 0.00% - 8.75%, 3/1/18 - 2/15/45)	401,902,250	401,000,000
1/8/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $416,702,241, 1.38% - 8.75%, 2/15/20 - 11/15/47)	405,911,250	405,000,000
1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $202,991,121, 1.00% - 8.75%, 1/31/19 - 2/15/45)	199,253,725	199,000,000
1.36%, dated:
1/11/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $273,096,507, 0.00% - 7.13%, 3/1/18 - 11/15/46)	267,635,460	267,000,000
1/18/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,773,079, 0.00% - 9.13%, 2/8/18 - 2/15/40)	135,290,700	135,000,000
1/22/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,732,410, 1.14% - 4.50%, 4/30/19 - 2/15/45)	134,298,671	134,000,000
1.38%, dated 1/24/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,722,005, 0.00% - 7.50%, 3/1/18 - 2/15/45)(b)(c)(e)	134,462,300	134,000,000
1.39%, dated:
1/25/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $205,075,487, 0.00% - 7.13%, 3/1/18 - 2/15/45)(b)(c)(e)	201,698,475	201,000,000
1/29/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,456,051, 0.00% - 8.75%, 5/24/18 - 8/15/47)	268,610,519	268,000,000
1.4%, dated 1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,361,231, 0.00% - 8.13%, 2/8/18 - 8/15/47)	267,643,767	267,000,000
1.41%, dated 1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $137,782,353, 0.00% - 6.50%, 3/1/18 - 5/15/45)(b)(c)(e)	134,472,350	134,000,000
1.45%, dated 1/12/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $273,580,484, 0.00% - 7.50%, 3/1/18 - 2/15/45)	268,971,500	268,000,000
1.47%, dated 1/23/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,118,866, 0.00% - 8.75%, 2/22/18 - 2/15/45)	268,984,900	268,000,000
Commerz Markets LLC at:
1.39%, dated 1/30/18 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $201,562,173, 1.25% - 3.00%, 11/15/21 - 5/15/47)	197,053,245	197,000,000
1.4%, dated:
1/25/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $200,994,703, 0.63% - 3.75%, 6/30/18 - 2/15/27)	197,053,628	197,000,000
1/26/18 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $201,438,649, 0.75% - 3.75%, 7/31/18 - 5/15/47)	197,053,628	197,000,000
1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,295,923,294, 0.75% - 3.00%, 6/15/18 - 5/15/47)	1,270,049,389	1,270,000,000
1.43%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $200,948,059, 1.13% - 3.75%, 6/15/18 - 6/30/24)	197,054,777	197,000,000
Credit AG at 1.34%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $135,665,093, 3.38%, 11/15/19)	133,034,654	133,000,000
Deutsche Bank AG at:
1.34%, dated 1/25/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $403,240,843, 0.75% - 8.75%, 3/31/18 - 5/15/45)	395,102,919	395,000,000
1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $593,500,508, 0.00% - 7.50%, 5/24/18 - 2/15/46)	581,021,949	581,000,000
Deutsche Bank Securities, Inc. at 1.34%, dated:
1/25/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $301,998,745, 1.50% - 2.00%, 4/15/20 - 4/30/24)	296,077,124	296,000,000
1/30/18 due:
2/5/18 (Collateralized by U.S. Treasury Obligations valued at $401,929,576, 1.13% - 2.50%, 2/28/21 - 2/15/46)	393,087,770	393,000,000
2/6/18 (Collateralized by U.S. Treasury Obligations valued at $401,543,109, 1.13% - 3.63%, 5/15/19 - 2/15/44)	393,102,398	393,000,000
Goldman Sachs & Co. at 1.32%, dated 1/26/18 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $168,337,082, 1.13% - 6.25%, 2/15/21 - 5/15/30)	165,042,350	165,000,000
Lloyds Bank PLC at:
1.32%, dated 11/16/17 due 2/14/18 (Collateralized by U.S. Treasury Obligations valued at $108,727,182, 1.38% - 7.63%, 6/30/18 - 11/15/27)	106,349,800	106,000,000
1.35%, dated 11/22/17 due 2/20/18 (Collateralized by U.S. Treasury Obligations valued at $135,119,300, 1.63% - 7.63%, 12/31/21 - 11/15/27)	132,445,500	132,000,000
1.37%, dated 11/29/17 due 2/27/18 (Collateralized by U.S. Treasury Obligations valued at $272,932,432, 1.00% - 7.63%, 11/15/19 - 11/15/27)	266,911,050	266,000,000
1.41%, dated:
12/14/17 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $272,313,663, 3.50% - 7.63%, 5/15/20 - 11/15/27)	262,995,382	262,000,000
12/15/17 due 3/15/18 (Collateralized by U.S. Treasury Obligations valued at $269,519,427, 2.13% - 7.63%, 12/31/21 - 11/15/27)	263,927,075	263,000,000
1.5%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $138,524,725, 6.13% - 8.00%, 11/15/21 - 11/15/27)	134,502,500	134,000,000
1/26/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $68,558,931, 0.75%, 2/15/19)	67,251,250	67,000,000
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $69,407,274, 2.13% - 6.13%, 12/31/21 - 11/15/27)	68,267,013	68,000,000
Mizuho Securities U.S.A., Inc. at 1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $271,985,078, 1.88% - 3.13%, 5/15/19 - 5/15/27)	265,010,011	265,000,000
MUFG Securities EMEA PLC at:
1.3%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,455,907, 2.63%, 11/15/20)	134,150,006	134,000,000
1.31%, dated 11/28/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $41,064,417, 1.13% - 2.63%, 2/28/19 - 2/15/27)	40,123,722	40,000,000
1.32%, dated:
1/25/18 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $96,125,439, 1.38% - 1.63%, 3/31/19 - 5/15/26)	94,027,573	94,000,000
1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,917,709, 2.25% - 2.50%, 2/15/27 - 2/15/46)	53,019,433	53,000,000
2/2/18 due 2/7/18(d)	66,016,940	66,000,000
1.33%, dated:
1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $193,681,961, 2.00% - 2.63%, 11/15/20 - 2/15/23)	189,216,458	189,000,000
1/19/18 due 2/5/18 (Collateralized by U.S. Treasury Obligations valued at $242,943,148, 2.00% - 2.88%, 2/15/23 - 2/15/46)	235,147,593	235,000,000
1/22/18 due 2/5/18 (Collateralized by U.S. Treasury Obligations valued at $68,606,772, 1.38% - 2.25%, 3/31/22 - 5/15/25)	67,034,654	67,000,000
1/25/18 due 2/7/18
(Collateralized by U.S. Treasury Obligations valued at $27,684,218, 3.13%, 5/15/19)	27,028,928	27,000,000
(Collateralized by U.S. Treasury Obligations valued at $25,558,219, 1.13% - 2.13%, 2/28/19 - 11/30/24)	25,012,931	25,000,000
1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $181,241,677, 2.13% - 2.88%, 5/15/25 - 11/15/46)	177,104,627	177,000,000
2/5/18 due 2/7/18(d)	80,026,600	80,000,000
1.34%, dated 2/5/18 due 2/7/18(d)	60,040,200	60,000,000
1.35%, dated 2/5/18 due 2/7/18(d)	53,057,638	53,000,000
1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $94,332,160, 8.88%, 2/15/19)	86,003,249	86,000,000
1.39%, dated 2/2/18 due 2/7/18(d)	45,095,563	45,000,000
Natixis SA at 1.32%, dated 1/23/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $273,427,979, 0.00% - 3.13%, 4/26/18 - 5/15/46)	267,804,058	267,500,000
Nomura Securities International, Inc. at 1.36%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $2,006,314,236, 0.75% - 8.75%, 3/31/18 - 8/15/47)	1,965,519,633	1,965,000,000
Norinchukin Bank at:
1.3%, dated 11/6/17 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $68,553,829, 1.88% - 2.00%, 6/30/20 - 11/15/26)	67,212,911	67,000,000
1.32%, dated 11/9/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $67,526,334, 2.00%, 11/15/26)	66,217,800	66,000,000
1.33%, dated 11/15/17 due 2/13/18 (Collateralized by U.S. Treasury Obligations valued at $68,436,418, 2.00%, 11/15/26)	67,122,443	66,900,000
1.35%, dated:
11/21/17 due 2/21/18 (Collateralized by U.S. Treasury Obligations valued at $134,998,792, 3.63%, 2/15/20)	132,455,400	132,000,000
11/22/17 due 2/22/18 (Collateralized by U.S. Treasury Obligations valued at $136,018,776, 3.63%, 2/15/20)	133,458,850	133,000,000
1.37%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $66,455,089, 2.00%, 11/15/26)	65,222,625	65,000,000
1.38%, dated 12/7/17 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $134,926,687, 1.88% - 3.63%, 2/15/20 - 6/30/20)	132,430,100	132,000,000
1.41%, dated 12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $82,673,911, 1.88%, 6/30/20)	81,185,173	80,900,000
1.48%, dated 1/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $68,356,555, 1.88%, 6/30/20)	67,190,057	67,000,000
RBC Dominion Securities at:
1.29%, dated 12/7/17 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $67,455,325, 1.38% - 3.63%, 11/30/18 - 5/15/45)	66,144,265	66,000,000
1.32%, dated:
1/22/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $82,653,642, 1.13% - 3.63%, 4/30/19 - 8/15/45)	81,089,100	81,000,000
1/23/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,764,098, 1.13% - 3.00%, 9/30/19 - 8/15/45)	134,152,313	134,000,000
1.33%, dated 1/24/18 due 2/7/18
(Collateralized by U.S. Treasury Obligations valued at $136,723,779, 1.25% - 3.00%, 8/31/19 - 8/15/45)	134,143,566	134,000,000
(Collateralized by U.S. Treasury Obligations valued at $68,360,552, 0.75% - 3.00%, 7/31/18 - 8/15/45)	67,081,684	67,000,000
1.35%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $67,322,553, 0.88% - 3.63%, 8/31/18 - 2/15/44)	66,074,250	66,000,000
1.5%, dated 2/1/18 due 2/7/18(d)	199,754,542	199,000,000
RBS Securities, Inc. at 1.36%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $99,962,410, 0.75% - 6.13%, 3/31/18 - 8/15/29)	98,025,916	98,000,000
Societe Generale at 1.4%, dated:
1/3/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $269,569,487, 0.00% - 9.13%, 3/1/18 - 8/15/46)	263,623,894	263,000,000
1/10/18 due 3/13/18 (Collateralized by U.S. Treasury Obligations valued at $134,403,129, 0.00% - 8.13%, 2/15/18 - 11/15/46)	131,315,856	131,000,000
1/22/18 due 3/22/18 (Collateralized by U.S. Treasury Obligations valued at $271,509,479, 0.00% - 8.75%, 5/31/18 - 5/15/47)	265,608,028	265,000,000
Sumitomo Mitsui Trust Bank Ltd. at 1.41%, dated 1/25/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $40,846,106, 2.00%, 1/15/21 - 10/31/22)	40,061,100	40,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $19,083,300,000)		19,083,300,000
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $105,793,845,708)		105,793,845,708
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(2,700,963,799)
NET ASSETS - 100%		$103,092,881,909

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$54,274,000 due 2/01/18 at 1.35%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,616,685
Wells Fargo Securities LLC	49,657,315
$54,274,000
$3,187,090,000 due 2/01/18 at 1.36%
BNP Paribas, S.A.	43,312,771
BNY Mellon Capital Markets LLC	57,750,362
Bank of America NA	673,657,969
Citibank NA	288,751,808
HSBC Securities (USA), Inc.	690,121,732
ING Financial Markets LLC	10,106,313
J.P. Morgan Securities, Inc.	462,002,893
Merrill Lynch, Pierce, Fenner & Smith, Inc.	187,688,675
Mizuho Securities USA, Inc.	375,666,103
RBC Dominion Securities, Inc.	61,346,765
Wells Fargo Securities LLC	336,684,609
$3,187,090,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Fund

January 31, 2018

SPM-QTLY-0318
1.813021.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 36.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.6%
BMO Harris Bank NA
4/26/18	1.85%	$39,500	$39,500
Wells Fargo Bank NA
4/20/18 to 8/17/18	1.73 to 1.75 (b)(c)	511,000	511,000
			550,500
London Branch, Eurodollar, Foreign Banks - 4.0%
ABN AMRO Bank NV
2/1/18 to 2/5/18	1.46	158,000	158,000
Mizuho Bank Ltd. London Branch
3/15/18 to 3/19/18	1.70	234,000	233,510
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/4/18 to 4/25/18	1.70 to 1.82	211,000	211,000
			602,510
New York Branch, Yankee Dollar, Foreign Banks - 28.9%
Bank of Montreal
4/9/18 to 8/10/18	1.71 to 1.75 (b)(c)	676,000	676,000
Bank of Nova Scotia
4/10/18 to 7/13/18	1.71 to 1.76 (b)(c)	435,000	435,001
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/2/18	1.80	90,000	90,000
Canadian Imperial Bank of Commerce
2/2/18 to 5/22/18	1.73 to 2.06 (b)(c)	264,000	264,001
KBC Bank NV
2/28/18 to 3/8/18	1.57 to 1.63	285,000	285,000
Landesbank Baden-Wuerttemberg New York Branch
2/2/18 to 2/7/18	1.48	584,000	584,000
Mitsubishi UFJ Trust & Banking Corp.
2/5/18 to 5/16/18	1.71 to 1.74 (b)(c)	311,000	311,000
Mizuho Corporate Bank Ltd.
3/19/18 to 4/18/18	1.72 to 1.76 (b)(c)	211,850	211,856
Royal Bank of Canada
3/28/18 to 10/18/18	1.72 to 1.77 (b)(c)	723,000	723,000
Sumitomo Mitsui Banking Corp.
2/5/18 to 5/29/18	1.71 to 1.75 (b)(c)	505,000	505,000
Svenska Handelsbanken AB
7/2/18 to 7/30/18	1.72 to 1.73 (b)(c)	299,000	299,000
			4,383,858
TOTAL CERTIFICATE OF DEPOSIT
(Cost $5,536,868)			5,536,868

Financial Company Commercial Paper - 32.5%
ASB Finance Ltd. (London)
7/30/18	1.74 (b)(c)	25,000	25,000
Bank of Nova Scotia
8/28/18	1.76 (b)(c)	140,000	140,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
2/8/18 to 4/3/18	1.54 to 1.89 (d)	358,000	357,467
Bayerische Landesbank
2/1/18 to 2/7/18	1.49	755,000	754,899
BNP Paribas Dublin Branch
2/1/18 to 2/7/18	1.46	406,374	406,295
Caisse d'Amort de la Dette Sociale
4/17/18	1.75 (d)	238,000	237,137
Canadian Imperial Bank of Commerce
3/5/18 to 8/15/18	1.71 to 1.74 (b)(c)	360,000	360,000
Commonwealth Bank of Australia
7/5/18	1.73 (b)(c)	77,000	77,000
Credit Suisse AG
3/12/18 to 5/29/18	1.66 to 1.79 (b)	600,000	598,742
J.P. Morgan Securities, LLC
4/9/18 to 6/19/18	1.73 to 1.81 (b)(c)	410,000	410,000
Lam Research Corp.
2/22/18	1.75 to 1.76	15,000	14,985
Mitsubishi UFJ Trust & Banking Corp.
4/12/18 to 4/25/18	1.76 to 1.78	217,000	216,190
Natexis Banques Populaires New York Branch
3/8/18	1.66	145,000	144,767
Sumitomo Trust & Banking Co. Ltd.
4/25/18	1.76	150,000	149,395
The Toronto-Dominion Bank
8/17/18 to 10/9/18	1.74 to 1.77 (b)(c)	441,000	441,000
UBS AG London Branch
3/2/18 to 4/3/18	1.75 to 1.77 (b)(c)	600,000	600,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $4,932,877)			4,932,877

Asset Backed Commercial Paper - 3.3%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

2/1/18	1.43	37,000	37,000
2/1/18	1.44	60,000	60,000
2/2/18	1.44	105,000	104,996
3/23/18	1.81	88,000	87,780
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/10/18	1.76	29,000	28,904
4/26/18	1.78	18,000	17,926
4/9/18	1.77	13,000	12,957
4/9/18	1.76	14,000	13,954
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

4/16/18	1.76	11,000	10,960
4/18/18	1.76	23,000	22,915
4/18/18	1.76	23,000	22,915
4/19/18	1.76	11,000	10,959
4/9/18	1.76	28,000	27,909
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
2/6/18	1.46	47,000	46,991
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $506,166)			506,166

Non-Financial Company Commercial Paper - 3.5%
Bell Canada
3/12/18 to 3/29/18	1.86 to 1.91	83,000	82,782
Comcast Corp.
2/1/18 to 2/5/18	1.70 to 1.74	93,200	93,197
CVS Health Corp.
2/1/18	1.63	61,000	61,000
Dominion Resources, Inc.
2/12/18 to 3/26/18	1.86 to 1.90	21,000	20,971
Duke Energy Corp.
2/7/18 to 3/6/18	1.75 to 1.77	129,640	129,523
ERP Operating LP
2/9/18 to 3/1/18	1.80 to 1.81	16,000	15,986
Eversource Energy
2/5/18	1.72	13,000	12,998
Rogers Communications, Inc.
2/12/18	1.83	26,000	25,985
2/14/18	1.75	6,750	6,746
2/15/18	1.81	26,000	25,982
2/27/18	1.94	13,000	12,982
UnitedHealth Group, Inc.
2/1/18	1.60	43,000	43,000
Virginia Electric & Power Co.
2/20/18	1.77	5,000	4,995
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $536,147)			536,147

U.S. Treasury Debt - 1.1%
U.S. Treasury Obligations - 1.1%
U.S. Treasury Notes
4/30/18 to 10/31/18
(Cost $163,001)	1.61 to 1.63 (b)(c)	163,000	163,001

Other Instrument - 1.7%
Master Notes - 1.7%
Toyota Motor Credit Corp.
2/7/18
(Cost $267,000)	1.82 (b)(c)	267,000	267,000

Variable Rate Demand Note - 0.3%
Florida - 0.3%
Florida Timber Fin. III LLC Taxable 2/7/18, LOC Wells Fargo Bank NA, VRDN
2/7/18
(Cost $40,000)	1.60 (b)	40,000	40,000

Non-Negotiable Time Deposit - 5.8%
Time Deposits - 5.8%
Barclays Bank PLC
2/1/18	1.45	107,519	107,519
BNP Paribas
2/7/18	1.46	163,729	163,729
Credit Agricole CIB
2/5/18 to 2/7/18	1.48	455,000	455,000
ING Bank NV
2/6/18	1.46	151,000	151,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $877,248)			877,248

Other Repurchase Agreement - 15.1%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 15.1%
With:
BNP Paribas at 1.55%, dated 1/31/18 due 2/1/18 (Collateralized by Corporate Obligations valued at $48,500,601, 1.45% - 5.63%, 3/21/19 - 7/13/47)	$46,002	$46,000
Citigroup Global Markets, Inc. at:
1.62%, dated 1/31/18 due 2/1/18 (Collateralized by Equity Securities valued at $115,565,211)	107,005	107,000
1.67%, dated 1/25/18 due 2/1/18 (Collateralized by Equity Securities valued at $257,123,474)	238,077	238,000
2.02%, dated 1/31/18 due 4/2/18 (Collateralized by Equity Securities valued at $192,250,788)(b)(c)(e)	178,609	178,000
2.26%, dated 11/20/17 due 2/20/18 (Collateralized by Mortgage Loan Obligations valued at $74,891,647, 1.48% - 5.50%, 8/14/31 - 10/17/57)	71,410	71,000
2.29%, dated 11/27/17 due 2/23/18 (Collateralized by Corporate Obligations valued at $26,028,821, 3.41%, 10/25/57)	24,134	24,000
Credit Suisse Securities (U.S.A.) LLC at 1.62%, dated 1/30/18 due 2/6/18 (Collateralized by Corporate Obligations valued at $25,923,291, 1.76% - 6.59%, 3/25/35 - 7/25/45)	24,008	24,000
HSBC Securities, Inc. at 1.62%, dated 1/31/18 due 2/1/18 (Collateralized by Corporate Obligations valued at $36,751,574, 2.70% - 4.38%, 11/1/22 - 10/27/28)	35,002	35,000
ING Financial Markets LLC at 1.7%, dated 1/31/18 due 2/1/18
(Collateralized by Corporate Obligations valued at $65,883,194, 4.35% - 9.88%, 11/15/22 - 3/1/97)	61,003	61,000
(Collateralized by Corporate Obligations valued at $7,560,588, 6.00%, 1/15/43)	7,000	7,000
J.P. Morgan Securities, LLC at:
1.62%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $54,592,036, 2.25% - 6.50%, 12/15/28 - 7/15/43)	53,017	53,000
1.72%, dated 1/18/18 due 2/7/18 (Collateralized by Equity Securities valued at $103,329,943)	95,150	95,000
1.77%, dated 1/29/18 due 2/7/18 (Collateralized by Mortgage Loan Obligations valued at $50,766,884, 5.31% - 6.73%, 5/15/28 - 7/15/34)	47,069	47,000
2.05%, dated 1/25/18 due 3/26/18 (Collateralized by U.S. Government Obligations valued at $163,108,448, 0.00% - 6.50%, 4/15/18 - 8/15/33)(b)(c)(e)	150,512	150,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.62%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Government Obligations valued at $120,365,417, 2.50%, 4/1/28 - 5/1/30)	118,037	118,000
1.69%, dated 1/31/18 due 2/7/18 (Collateralized by Equity Securities valued at $37,801,907)	35,023	35,000
2.3%, dated 12/7/17 due 2/1/18 (Collateralized by Equity Securities valued at $227,382,970)	211,208	210,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.61%, dated 1/31/18 due 2/1/18 (Collateralized by Equity Securities valued at $54,002,368)	50,002	50,000
2%, dated 12/20/17 due:
2/5/18 (Collateralized by Equity Securities valued at $12,982,265)	12,031	12,000
2/20/18 (Collateralized by Corporate Obligations valued at $17,892,653, 0.00% - 8.00%, 1/31/18 - 9/1/47)	17,059	17,000
Mizuho Securities U.S.A., Inc. at:
1.6%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Government Obligations valued at $35,701,587, 4.00%, 10/20/47 - 1/1/48)	35,002	35,000
1.62%, dated:
1/19/18 due 2/2/18 (Collateralized by Equity Securities valued at $38,902,765)	36,023	36,000
1/24/18 due 2/7/18 (Collateralized by Equity Securities valued at $50,778,302)	47,030	47,000
1/31/18 due 2/7/18 (Collateralized by Equity Securities valued at $37,801,725)	35,022	35,000
1.77%, dated 1/26/18 due 2/7/18 (Collateralized by Commercial Paper valued at $12,362,220, 2/1/18 - 5/1/18)	12,008	12,000
2.59%, dated 1/3/18 due 4/3/18 (Collateralized by Corporate Obligations valued at $25,974,079, 12.00%, 6/16/20)	24,155	24,000
RBS Securities, Inc. at 1.59%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $125,462,211, 0.75% - 2.00%, 8/31/18 - 4/30/24)	123,005	123,000
Societe Generale at:
1.55%, dated 1/31/18 due 2/1/18 (Collateralized by Corporate Obligations valued at $173,556,790, 0.00% - 6.88%, 1/31/18 - 4/1/48)	166,007	166,000
1.7%, dated 1/31/18 due 2/1/18 (Collateralized by Corporate Obligations valued at $127,698,960, 0.00% - 10.75%, 1/31/18 - 3/15/55)	119,006	119,000
1.82%, dated 1/31/18 due 3/2/18 (Collateralized by Corporate Obligations valued at $25,499,337, 0.00% - 10.00%, 4/15/18 - 1/14/48)(b)(c)(e)	24,036	24,000
Wells Fargo Securities, LLC at 1.62%, dated 1/31/18 due:
2/1/18
(Collateralized by Equity Securities valued at $25,921,167)	24,001	24,000
(Collateralized by Equity Securities valued at $25,921,195)	24,001	24,000
2/7/18 (Collateralized by Corporate Obligations valued at $47,942,478, 1.13% - 2.38%, 11/27/19 - 8/10/27)	47,015	47,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,294,000)		2,294,000
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $15,153,307)		15,153,307
NET OTHER ASSETS (LIABILITIES) - 0.2%		26,128
NET ASSETS - 100%		$15,179,435

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,604,000 or 3.9% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Treasury Only Money Market Fund

January 31, 2018

TMM-QTLY-0318
1.813057.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 106.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 106.3%
U.S. Treasury Bills
2/1/18 to 7/26/18	1.12 to 1.63%	$2,198,773	$2,194,970
U.S. Treasury Notes
2/15/18 to 10/31/19	1.21 to 1.63 (b)	1,204,650	1,205,101
TOTAL U.S. TREASURY DEBT
(Cost $3,400,071)			3,400,071
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $3,400,071)			3,400,071
NET OTHER ASSETS (LIABILITIES) - (6.3)%			(201,035)
NET ASSETS - 100%			$3,199,036

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018